Inventories - Details (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) oz t	Dec. 31, 2024 USD ($) t oz	Dec. 31, 2023 USD ($)
Inventories
Consumable stores	$ 22,998	$ 20,712
Gold in progress and Ore Stockpile	3,830	3,056
Inventories	26,828	23,768
Increase in provision for obsolete stock	$ 1,063	$ 312	$ 283
Gold, work in progress | oz	2,262	3,442
Ore surface stockpile | t	26,735	8,487
Ore surface stockpile, recoverable gold | oz	1,897	700
Provision for obsolete stock
Inventories
Consumable stores	$ (3,168)	$ (2,105)